Other Income (Tables)	6 Months Ended
Sep. 30, 2022
Other Income [Abstract]
Schedule of other income
Other income	For the six month ended September 30, 2022	For the six month ended September 30, 2021
Income from revenue entitlement rights	6,124,042	7,258,605
Liabilities no longer required written back	360,842	265,411
	6,484,884	7,524,016